Stock-based Compensation - Schedule of Stock Options Outstanding and Exercisable (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	126,988	70,971	52,796
Options Exercisable, Weighted Average Remaining Life In Years	8 years 14 days	6 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	107,989	35,933
Twenty One Point Three Zero [Member]
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	46,577	51,710
Options Exercisable, Weighted Average Remaining Life In Years	7 years 4 months 13 days	8 years 3 months 7 days
Options Exercisable, Exercisable Number of Options	27,578	18,531
Twenty Three Point One Zero [Member]
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	62,840
Options Exercisable, Weighted Average Remaining Life In Years	9 years 6 months
Options Exercisable, Exercisable Number of Options	62,840
Twenty Seven Point Eight Zero [Member]
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	5,745	7,435
Options Exercisable, Weighted Average Remaining Life In Years	5 years 4 months 20 days	6 years 3 months 29 days
Options Exercisable, Exercisable Number of Options	5,745	5,576
Twenty Nine Point Zero Zero [Member]
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	10,136	10,136
Options Exercisable, Weighted Average Remaining Life In Years	3 years 5 months 8 days	4 years 5 months 8 days
Options Exercisable, Exercisable Number of Options	10,136	10,136
Fifty Nine Point Two Zero [Member]
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Options Outstanding, Outstanding Number of Options	1,690	1,690
Options Exercisable, Weighted Average Remaining Life In Years	1 year 1 month 2 days	2 years 1 month 2 days
Options Exercisable, Exercisable Number of Options	1,690	1,690